NATURE AND CONTINUANCE OF OPERATIONS - Additional Information (Details)	1 Months Ended	12 Months Ended
	Apr. 25, 2018	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
NATURE AND CONTINUANCE OF OPERATIONS
Reverse stock split, conversion ratio	20
Net loss		$ (10,441,865)	$ (11,629,440)	$ (4,499,012)
Accumulated deficit		$ (54,810,951)	$ (44,369,086)